Statement of Changes in Net Asset Available for Benefit (Statement) - EBP020 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to net assets:
Plan interest in investment income of the Graham Holdings Company Master Trust	$ 83,807,428
Contributions
Participant	16,836,532
Rollovers	2,817,861
Total contributions	19,654,393
Interest income - notes receivable	205,000
Total additions	103,666,821
Deductions from net assets:
Benefits paid to participants	(54,556,207)
Administrative expenses	(350,410)
Total deductions	(54,906,617)
Net increase	48,760,204
Transfers from affiliated plans
Net transfers from other affiliated plans	700,878
Net asset available for benefits, beginning of year	537,118,043
Net asset available for benefits, end of year	586,579,125
Kaplan Tax Deferred Savings Plan [Member]
Transfers from affiliated plans
Transfers from affiliated plans	681,599
401(k) Savings Plan for GHC Affiliates [Member]
Transfers from affiliated plans
Transfers from affiliated plans	$ 19,279